Share-based payments (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options

As the number of stock options and the price of those options were made known to each allottee, the Plan has been considered as a fixed price grant. Stock option activity under the ASOP 2014 Plan is as follows:

No. of options granted, exercised and forfeited	Number of options 2026	Weighted average exercise price in ₹ 2026	Number of options 2025	Weighted average exercise price in ₹ 2025	Number of options 2024	Weighted average exercise price in ₹ 2024
Outstanding at the beginning of the year	1,341,682	60.06	6,329,187	90.12	6,972,978	92.60
Granted during the year	-	-	8,630,671	60.06	-	-
Forfeited during the year	(217,450)	60.06	(1,426,246)	60.06	(146,700)	90.12
Expired during the year	(146,214)	60.06	(11,420,954)	90.12	-	-
Exercised during the year	(505,290)	74.13	(770,976)	60.06	(497,091)	90.12
Outstanding at the end of the year	472,728	74.13	1,341,682	60.06	6,329,187	90.12
Exercisable at the end of the year	390,000	74.13	1,043,802	60.06	5,183,587	90.12

*

During the year there was a ratio change from the current ratio, where one (1) ADS represents one (1) equity share, to a new ratio, where one (1) ADS represents six (6) equity shares, with no change to the Company’s equity shares with effect from October 4, 2024.Outstanding options after ratio change is 78,788 at the end of March 31, 2026 out of which exercisable is 65,000 Options.

Disclosure of number and weighted average remaining contractual life of outstanding share options

A summary of information about fixed price stock options outstanding with respect to ASOP 2014 is furnished below:

As at	Range of exercise price in ₹	Number outstanding on March 31	Weighted average exercise price in ₹	Weighted average remaining contractual life	Number exercisable on March 31	Weighted average exercise price In ₹
March 31, 2026	34.62 - 135.28	472,728	74.13	0.10-1.82 Years	390,000	74.13
March 31, 2025	34.62 - 135.28	1,341,682	60.06	0.09-2.82 Years	1,043,802	60.06
March 31, 2024	66.60 - 230.97	6,329,187	90.12	0.05-3.82 Years	5,183,587	90.12

SISL Employee Stock Option Plan 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options

The movement in the number of stock options are as follows:

No. of options granted, exercised and forfeited	For the year ended
	March 31, 2026	March 31, 2025
Outstanding at the beginning of the year	-	-
Granted during the year	18,790,000	-
Forfeited and expired during the year	-	-
Exercised during the year	-	-
Outstanding at the end of the year	18,790,000	-
Exercisable at the end of the year	-	-

Disclosure of number and weighted average remaining contractual life of outstanding share options

Range of weighted average remaining contractual life, weighted average fair value and weighted average share price for the options are as follows:

Particulars	For the year ended
	March 31, 2026	March 31, 2025
Remaining contractual life for the options outstanding as of (years)	4.8 Years	-
Fair value for the options granted during the year ended (₹)	38.36 to 48.40	-

Disclosure of terms and conditions of share-based payment arrangement

The following share based payment arrangements were in existence during the current year:

Option Plan	SISL Employee Stock Option Plan 2025
Number of options	1,87,90,000
Grant date	January 18, 2026
Expiry date	January 18, 2031
Exercise price	₹ 150
Vesting pattern	2/5th of the options vests at the end of two years from the date of grant.The remaining 3/5th of the options vests equally every six months over the next 3 years.

Disclosure of key inputs used in the measurement of the grant date fair valuation of equity settled plans
Particulars	For the year ended
	March 31, 2026	March 31, 2025
Risk free interest rates	6.45%	-
Expected life	5 years	-
Volatility	15%	-
Dividend yield	0%	-
Exercise price ₹	150	-
Share price on the date of grant ₹	150	-